Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 18, 2020
Entity Registrant Name	DREYFUS CASH MANAGEMENT
Entity Central Index Key	0000759667
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 18, 2020
Document Effective Date	Nov. 18, 2020
Prospectus Date	Jun. 01, 2020
Administrative Shares Prospectus | DREYFUS CASH MANAGEMENT | administrative shares
Prospectus:
Trading Symbol	DACXX
Institutional Shares Prospectus | DREYFUS CASH MANAGEMENT | Institutional Shares
Prospectus:
Trading Symbol	DICXX
Investor Shares Prospectus | DREYFUS CASH MANAGEMENT | Investor Shares
Prospectus:
Trading Symbol	DVCXX